DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Turnover tax balance		$ 180,806	$ 139,480
VAT credit balance		8,917,916	2,107,960
Income tax credit balance	[1]	0	526,896
Other tax receivables		792,533	804,264
Prepaid expenses		12,691,398	8,551,536
Advances to suppliers	[2]	185,599,630	40,069,610
Subsidies receivables		12,720,094	14,314,749
Deposits to guarantee		204,072	249,252
Other Receivables UT		107,346	98,242
Others		550,390	1,290,321
Total		221,764,185	68,152,310
Non Current [Abstract]
Turnover tax balance		0	0
VAT credit balance		0	0
Income tax credit balance		0	0
Other tax receivables		0	0
Prepaid expenses		9,503	20,397
Advances to suppliers	[2]	0	0
Subsidies receivables		0	0
Deposits to guarantee		0	0
Other Receivables UT		0	0
Others		421,894	554,996
Total		431,397	575,393
Other credits		$ 71,941,018	$ 2,789,309

[1]	Provisions, net of advances paid, withholdings and perceptions
[2]	As of December 31, 2025 and 2024, it includes Ps. 71,941,018 and Ps. 2,789,309, corresponding to Other current credits with SACDE Sociedad Argentina de Diseño y Desarrollo Estratégico S.A. See Note 21 “Balances and transactions with related companies”.